SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial assets at amortized cost	$ 3,211,029	$ 5,476,025
Financial liabilities at amortized cost	$ (6,326,897)	$ (9,548,383)